September 1, 2007

DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund

Supplement to Prospectus Dated April 30, 2007

Effective September 1, 2007, the Diamond Hill Small Cap Fund will re-open to new investors. The minimum initial investment for the Fund’s Class A and C Shares is $10,000. The minimum initial investment for Class I Shares is $500,000.

Please keep this supplement for future reference.